Note 11 - Other Comprehensive Income (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Comprehensive Income (Loss) [Table Text Block]
	Twelve Months Ended March 31, 2024
	Before-Tax	Tax Provision	Net-of-Tax

Cash flow hedges	$418	$(101)	$317
Other comprehensive income	$418	$(101)	$317
	Twelve Months Ended March 31, 2023
	Before-Tax	Tax Provision	Net-of-Tax

Cash flow hedges	$13,121	$(3,169)	$9,952
Other comprehensive income	$13,121	$(3,169)	$9,952